Related party transactions - significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of transactions between related parties [line items]
Net revenues	€ 110,412	€ 105,730	€ 105,798
Cost of revenues	95,011	89,710	90,927
Selling, general and other costs	7,318	7,177	7,388
Net financial expenses	1,056	1,345	1,858
Trade and other receivables	8,672	8,553
Trade payables	19,229	21,939		€ 21,866
Other liabilities	9,509	10,435
Secured bank loans received	457	357
Debt	14,071	17,614
Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	3,387	4,023	4,230
Cost of revenues	2,618	2,808	2,835
Selling, general and other costs	(63)	(115)	(99)
Net financial expenses	57	38	38
Trade and other receivables	508	608
Trade payables	457	475
Other liabilities	281	261
Secured bank loans received	449	319
Debt	39	33
Associates
Disclosure of transactions between related parties [line items]
Net revenues	30	73	91
Cost of revenues	229	52	47
Selling, general and other costs	(2)	(3)	0
Net financial expenses	(1)	(1)	0
Trade and other receivables	34	36
Trade payables	33	32
Other liabilities	10	13
Secured bank loans received	0	0
Debt	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	567	609	624
Cost of revenues	544	649	668
Selling, general and other costs	113	143	172
Net financial expenses	0	0	0
Trade and other receivables	80	71
Trade payables	118	163
Other liabilities	15	11
Secured bank loans received	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	7	61	57
Cost of revenues	8	8	7
Selling, general and other costs	4	3	8
Net financial expenses	1	1	1
Trade and other receivables	17	83
Trade payables	7	8
Other liabilities	1	1
Secured bank loans received	0	0
Debt	26	28
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	3,991	4,766	5,002
Cost of revenues	3,399	3,517	3,557
Selling, general and other costs	52	28	81
Net financial expenses	57	38	39
Trade and other receivables	639	798
Trade payables	615	678
Other liabilities	307	286
Secured bank loans received	449	319
Debt	65	61
Tofas | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	926	1,287	1,536
Cost of revenues	2,572	2,779	2,811
Selling, general and other costs	7	9	3
Net financial expenses	0	0	0
Trade and other receivables	11	34
Trade payables	176	240
Other liabilities	40	50
Secured bank loans received	0	0
Debt	0	0
Sevel S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	402	392	381
Cost of revenues	1	0	0
Selling, general and other costs	4	5	5
Net financial expenses	0	0	0
Trade and other receivables	20	23
Trade payables	0	0
Other liabilities	2	6
Secured bank loans received	0	0
Debt	11	1
FCA Bank S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1,611	1,715	1,571
Cost of revenues	28	26	18
Selling, general and other costs	(21)	(20)	(21)
Net financial expenses	56	36	39
Trade and other receivables	395	466
Trade payables	258	206
Other liabilities	232	199
Secured bank loans received	449	319
Debt	28	32
GAC FCA JV | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	419	569	683
Cost of revenues	11	0	0
Selling, general and other costs	(49)	(105)	(82)
Net financial expenses	0	0	0
Trade and other receivables	63	58
Trade payables	22	15
Other liabilities	1	1
Secured bank loans received	0	0
Debt	0	0
Fiat India Automobiles Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2	25	23
Cost of revenues	0	1	1
Selling, general and other costs	0	0	(1)
Net financial expenses	0	0	(1)
Trade and other receivables	0	7
Trade payables	0	13
Other liabilities	6	5
Secured bank loans received	0	0
Debt	0	0
Other related parties | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	27	35	36
Cost of revenues	6	2	5
Selling, general and other costs	(4)	(4)	(3)
Net financial expenses	1	2	0
Trade and other receivables	19	20
Trade payables	1	1
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Other related parties | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	2	1	0
Cost of revenues		0	0
Selling, general and other costs	26	26	26
Net financial expenses		0	0
Trade and other receivables	2	1
Trade payables	2	2
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
CNHI | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	501	526	543
Cost of revenues	326	329	422
Selling, general and other costs	6	2	3
Net financial expenses	0	0	0
Trade and other receivables	53	47
Trade payables	71	86
Other liabilities	12	11
Secured bank loans received	0	0
Debt	0	0
Ferrari N.V. | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	64	82	81
Cost of revenues	218	320	246
Selling, general and other costs	4	1	0
Net financial expenses	0	0	0
Trade and other receivables	25	23
Trade payables	45	75
Other liabilities	3	0
Secured bank loans received	0	0
Debt	0	0
Directors, Statutory Auditors and Key Management | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	77	114	143
Net financial expenses	€ 0	€ 0	€ 0